EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses dated October 31, 2012, for Legg Mason BW Global Opportunities Bond Fund, Legg Mason BW Diversified Large Cap Value Fund, Legg Mason Strategic Real Return Fund, and Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio, each a series of Legg Mason Global Asset Management Trust, which were filed with the Securities and Exchange Commission on October 29, 2012 (Accession No. 0001193125-12-439797) in definitive form.